Long-Term Bank Loan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt instrument, balloon payment amount	$ 20,000,000
Debt instrument, repayment terms	The Company paid loan arrangement fees of $140,000 within 2025 for this loan
Cash	$ 300,000	$ 300,000
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Debt instrument, balloon payment amount	$ 10,760,000
Security cover ratio covenant	120.00%
Debt instrument, repayment terms	The loan is payable in twenty-four consecutive quarterly installments of $385,000 each
Interest expense relating to the loan	$ 133,828	$ 32,249	$ 205,274
Debt instrument, maturity date	November 2031